26. EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits Tables
Actuarial employee benefit assets and liabilities

The actuarial calculations are updated at the end of each annual reporting period by outside actuaries and presented in the financial statements pursuant to IAS 19 Employee Benefits.

	12/31/2017	12/31/2016	12/31/2017	12/31/2016
	Actuarial asset		Actuarial liabilities
Pension plan benefits (Note 9 and 15)	(111,281)	(119,854)	41,937	28,004
Post-employment healthcare benefits			866,784	691,262
	(111,281)	(119,854)	908,721	719,266

Reconciliation of employee benefits' assets and liabilities

The reconciliation of employee benefits’ assets and liabilities is as follows:

	12/31/2017	12/31/2016
Present value of defined benefit obligation	3,077,849	2,872,442
Fair value of plan assets	(3,305,356)	(3,193,493)
Deficit (Surplus)	(227,507)	(321,051)
Restriction to actuarial assets due to recovery limitation	158,163	229,201
Liabilities (Assets), net	(69,344)	(91,850)
Liabilities	41,937	28,004
Assets	(111,281)	(119,854)
(Assets) liabilities recognized in the balance sheet	(69,344)	(91,850)

Changes in present value of the defined benefit obligation

The movement in the present value of the defined benefit obligation during 2017 is as follows:

	12/31/2017	12/31/2016
Present value of obligations at the beginning of the year	2,872,442	2,430,381
Cost of service	1,285	1,244
Interest cost	322,359	311,361
Benefits paid	(284,777)	(264,287)
Actuarial loss/(gain)	166,540	393,743
Present value of obligations at the end of the year	3,077,849	2,872,442

Changes in fair value of the plan assets

The movement in the fair value of the plan assets during 2017 is as follows:

	12/31/2017	12/31/2016
Fair value of plan assets at the beginning of the year	(3,193,493)	(2,684,736)
Interest income	(360,013)	(345,521)
Benefits paid	284,777	264,287
Expected return on plan assets (less interest income)	(36,627)	(427,523)
Fair value of plan assets at the end of the year	(3,305,356)	(3,193,493)

Employee benefits recognized in the income statement

The amounts recognized in the income statement for the year ended December 31, 2017 and 2016 are comprised as follows:

	12/31/2017	12/31/2016	12/31/2015
Cost of current service	1,285	1,244	1,807
Interest cost	322,359	311,361	293,533
Expected return on plan assets	(360,013)	(345,521)	(322,460)
Interest on the asset ceiling effect	26,843	22,189	18,422
	(9,526)	(10,727)	(8,698)
Total unrecognized costs (income) (*)	6	7	4
Total (income) recognized in the income statement	(9,532)	(10,734)	(8,702)
Total (income), net (*)	(9,526)	(10,727)	(8,698)

(*) Effect of the limit of IAS 19 Employee Benefits.

Changes in actuarial gains and losses

The movement in the actuarial gains and losses in 2017 is as follows:

	12/31/2017	12/31/2016	12/31/2015
Actuarial losses and (gains)	166,540	393,743	(137,859)
Return on plan assets (less interest income)	(36,627)	(427,523)	147,728
Change in the asset’s limit (excluding the interest revenue)	(97,882)	41,796	(4,208)
	32,031	8,016	5,661
Actuarial losses and (gains) recognized in other comprehensive income	32,037	8,023	5,665
Unrecognized actuarial (gains)	(6)	(7)	(4)
Total cost of actuarial losses and (gains) (*)	32,031	8,016	5,661

(*) Actuarial (gain)/loss results from the fluctuation in the investments comprised in the CBS’s asset portfolio.

Breakdown of actuarial gains or losses

Breakdown of actuarial gains or losses, required by IAS 19:

12/31/2017
Loss due to change in demographic assumptions	(3,488)
Loss due to change in financial assumptions	264,638
Loss due to experience adjustments	(94,610)
Return on plan assets (less interest income)	(36,627)
Change in the asset’s limit (excluding the interest revenue)	(97,882)
Actuarial losses and (gains)	32,031

Actuarial assumptions used

The main actuarial assumptions used were as follows:

	12/31/2017	12/31/2016
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value

Nominal discount rate	Milênnium Plan : 10.42% Plan 35%: 10.30% and Supplementation: 10.32%	Milenium Plan: 11.68%, Plan 35% and Suplementation: 11.72%
Inflation rate	5.00%	5.50%
Nominal salary increase rate	6.05%	6.56%
Nominal benefit increase rate	5.00%	5.50%
Rate of return on investments	Milênnium Plan: 10.42% Plan 35% :10.30% and Supplementation: 10.32%	Milenium Plan: 11.68%, Plan 35% and Suplementation: 11.72%
General mortality table	35% and Average Salary Supplementation Plans : AT 2000 segregated by gender (10% smoothed)	Milenium Plan, 35% and Average Salary Supplementation Plans: AT 2000 segregated by gender (10% smoothed)
Disability table	Plan 35% and Supplementation: Light Média Millênnium Plan: Prudential ( retirement)	Light Median
Disability mortality table	Winklevoss - 1%	Winklevoss - 1%
Turnover table	Millennium plan 5% p.a., nil for DB plans	Millennium plan 5% p.a., nil for DB plans
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	95% will be married at the time of retirement, with the wife being 4 years younger than the husband	95% will be married at the time of retirement, with the wife being 4 years younger than the husband

Average life expectancy

These tables represent an average life expectancy in years of employees who retire at the age of 65, as shown below:

	12/31/2017		12/31/2016
	BD Plan (*)	Milênio Plan (*)	BD Plan (*)	Milênio Plan (*)
Longevity at age of 65 for current participants
Male	20.45	19.55	20.45	19.55
Female	23.02	22.17	23.02	22.17

Longevity at age of 65 for current participants who are 40
Male	42.69	41.59	42.69	41.59
Female	46.29	45.30	46.29	45.30

(*) The BD Plan is part of the 35% and Average Salary Supplementation Plan and the Milênio Plan is part of the Mixed Supplementary Benefit Plan.

Allocation of plan assets

Allocation of plan assets:

		12/31/2017		12/31/2016
Variable income	50,966	1.54%	62,904	1.97%
Fixed income	3,085,783	93.36%	2,966,272	92.88%
Real estate	44,083	1.33%	42,383	1.33%
Others	124,524	3.77%	121,934	3.82%
Total	3,305,356	100.00%	3,193,493	100.00%

Quantitative sensitivity analysis regarding the significant assumptions for the pension plans

The quantitative sensitivity analysis regarding the significant assumptions for the pension plans as of December 31, 2017 is as follows:

12/31/2017

	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)
Assumption: Discount rate
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	246	(320)	879	(919)	(656)	491
Effect on present value of obligations	(15,691)	15,342	(75,107)	82,773	(46,256)	49,545

Assumption: Salary growth
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations					330	(283)
Effect on present value of obligations					2,588	(2,221)

Assumption: Mortality table
Sensitivity level	0.5%	-0.5%	0.5%	-0.5%	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	1,799	(1,646)	8,896	(8,120)	5,555	(4,993)
Effect on present value of obligations	17,563	(16,073)	86,537	(79,006)	53,031	(47,660)

Assumption: Benefit adjustment
Sensitivity level	1.0%	-1.0%	1.0%	-1.0%	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	(1,045)	1,041	(4,623)	4,564	(894)	904
Effect on present value of obligations	(10,158)	10,116	(44,773)	44,205	(9,417)	9,425

Forecast benefit payments of the defined benefit plans

The forecast benefit payments of the defined benefit plans for future years are as follows:

Forecast benefit payments	2017
Year 1	276,660
Year 2	285,841
Year 3	294,923
Year 4	303,858
Year 5	312,591
Next 5 years	1,682,216
Total forecast payments	3,156,089

Post-employment health care plan amounts	The amounts recognized in the balance sheet were determined as follows:
	12/31/2017	12/31/2016
Present value of obligations	866,784	691,262
Liabilities	866,784	691,262

Reconciliation of the healthcare liabilities

The reconciliation of the healthcare liabilities is as follows:

	12/31/2017	12/31/2016
Actuarial liability at the beginning of the year	691,262	489,074
Expenses recognized in income for the year	77,269	62,342
Sponsor's contributions transferred in prior year	(72,192)	(70,411)
Recognition of loss/(gain) for the year	170,445	210,257
Actuarial liability at the end of the year	866,784	691,262

Actuarial gains and losses recognized in shareholders' equity

The actuarial gains and losses recognized in shareholders' equity are as follows:

	12/31/2017	12/31/2016	12/31/2015
Actuarial gain (loss) on obligation	170,445	210,257	(97,501)
Gain (loss) recognized in shareholders' equity	170,445	210,257	(97,501)

Weighted average life expectancy

The weighted average life expectancy based on the mortality table used to determined actuarial obligations is as follows:

	12/31/2017	12/31/2016
Longevity at age of 65 for current participants
Male	19.55	19.55
Female	22.17	22.17

Longevity at age of 65 for current participants who are 40
Male	41.59	41.59
Female	45.30	45.30

Actuarial assumptions used for calculating postemployment healthcare benefits

The actuarial assumptions used for calculating postemployment healthcare benefits were:

	12/31/2017	12/31/2016
Biometrics
General mortality table	AT 2000 segregated by gender	AT 2000 segregated by gender
Disability moratality table	Winklevoss with death probabilities reduced by 1% in all ages	Winklevoss with death probabilities reduced by 1% in all ages
Financial
Actuarial nominal discount rate	10.34%	11.73%
Inflation	5.00%	5.50%
Nominal increase in medical cost based on age	0.5% - 3.00%real a.a	0.5% - 3.00%real a.a
Nominal medical costs growth rate	8.41%	8.93%
Average medical cost	1,001.69	698,57

Quantitative sensitivity analysis regarding the significant assumptions for the postemployment healthcare plans

The quantitative sensitivity analysis regarding the significant assumptions for the postemployment healthcare plans as of December 31, 2017 is as follows:

		12/31/2017
	Healthcare Plan
	Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	248	660
Effect on present value of obligations	(33,996)	36,985

	Assumption: Medical Inflation
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	8,150	(6,698)
Effect on present value of obligations	78,813	(67,670)

	Assumption: Mortality table
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	(2,059)	2,040
Effect on present value of obligations	(19,906)	19,728

Forecast benefit payments of the postemployment healthcare plans

The forecast benefit payments of the postemployment healthcare plans for future years are as follows:

Forecast benefit payments	2017
Year 1	75,009
Year 2	78,161
Year 3	81,121
Year 4	83,850
Year 5	86,296
Next 5 years	456,301

Total forecast payments	860,738